Investments in associates and joint ventures - Narratives (Details) - USD ($) $ in Millions					1 Months Ended			12 Months Ended			73 Months Ended	97 Months Ended
	Nov. 01, 2023	Sep. 23, 2021	Jan. 29, 2021	Dec. 01, 2020	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2015	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2023
Less than 100% Subsidiaries and Joint Ventures
Cash proceeds from divestment										$ 776
Net assets								$ 39,166	$ 37,058	39,287	$ 39,166	$ 39,166
Net assets in joint venture or associate attributable to entity								85	91	65	85	85
Carrying value in associates and joint ventures that have unrecognised losses								0			0	0
Unrecognised losses in associates and joint ventures								$ 140	92	73	140	140
Collaboration with Daiichi Sankyo on development and commercialisation of Enhertu
Less than 100% Subsidiaries and Joint Ventures
Proportion of ownership interest in joint operation								50.00%
Viela Bio
Less than 100% Subsidiaries and Joint Ventures
Proportion of ownership interest divested					26.70%
Cash proceeds from divestment					$ 776
Third-party costs passed on to related party										1
Wuxi AstraZeneca-CICC Venture Capital Partnership (Limited Partnership)
Less than 100% Subsidiaries and Joint Ventures
Proportion of interest in associate				22.00%				22.13%
Contributions to associates and joint ventures						$ 1			$ 21	45
IHP HK 27 Holdings Limited
Less than 100% Subsidiaries and Joint Ventures
Proportion of interest in associate			50.00%
Contributions to associates and joint ventures			$ 30
VaxEquity
Less than 100% Subsidiaries and Joint Ventures
Proportion of interest in associate		40.00%						40.00%
Contributions to associates and joint ventures		$ 14
Cellectis
Less than 100% Subsidiaries and Joint Ventures
Proportion of interest in associate	22.00%							22.35%
Contributions to associates and joint ventures	$ 80
Centus Biotherapeutics Limited
Less than 100% Subsidiaries and Joint Ventures
Proportion of interest in joint venture								50.00%
Centus Biotherapeutics Europe Limited
Less than 100% Subsidiaries and Joint Ventures
Proportion of interest in joint venture							50.00%	50.00%
Contributions to associates and joint ventures												$ 135
China, Dizal (Jiangsu) Pharmaceutical Co. Limited
Less than 100% Subsidiaries and Joint Ventures
Proportion of interest in joint venture								27.00%
Contributions to associates and joint ventures											$ 80
Other operating income and expense
Less than 100% Subsidiaries and Joint Ventures
Gain on disposal of investments in associates										$ 776
Daiichi Sankyo | Collaboration with Daiichi Sankyo on development and commercialisation of Enhertu
Less than 100% Subsidiaries and Joint Ventures
Proportion of ownership interest in joint operation								50.00%